OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 5,703	$ 5,190
Professional fees	578	793
Non recurring engineering	5,867	572
Government authorities	310	2,624
Other payables	1,588	1,939
Total	$ 14,046	$ 11,118